15. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 15. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

There were no significant non-cash transactions during the year ended December 31, 2015. The significant non-cash transaction for the year ended December 31, 2014 consisted of the issuance of 250,000 common shares (December 31, 2013 - Nil) in payment of mineral property acquisitions valued at $73,618 (December 31, 2013 - $Nil) which have been capitalized as mineral property interests.